Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2016
Cash Flows Received From Customers And Paid To Securitization Special Purpose Entities Transferees

The following table summarizes the cash flows received during the years ended March 31, 2014, March 31, 2015 and March 31, 2016 from customers and paid to SPEs/transferees on securitized/ transfered performing loans:

	Fiscal years ended March 31,
	2014		2015		2016		2016
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	1,771.9	Rs.	903.6	Rs.	664.3	US$	10.0
Payments made		1,537.7		832.5		608.7		9.2
Cash flows on retained interests	Rs.	223.1	Rs.	69.3	Rs.	55.7	US$	0.8

Key Disclosures of Transferred Financial Assets with Continuing Involvement

Other key disclosures are as follows:

	As of March 31,
	2015		2016		2016
	(In millions)
Transferred receivables with continuing involvement	Rs.	1,670.3	Rs.	1,159.9	US$	17.5
Delinquencies		296.0		219.6		3.3
Credit losses		220.5		191.2		2.9
Retained interest in sold receivables		64.3		50.0		0.8

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2015 and March 31, 2016 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2015	2016		2016
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.6.7	Rs.	4.5	US$	0.1
Impact of 20% adverse change	12.7		8.3		0.1
Expected credit losses:
Impact of 10% adverse change	6.6		3.8		0.1
Impact of 20% adverse change	13.2		7.6		0.1